Derivative Financial Instruments (Forward exchange contracts, in settlement currency ) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Forward foreign exchange contracts [Member] USD ($)	Dec. 31, 2010 Forward foreign exchange contracts [Member] USD ($)	Dec. 31, 2009 Forward foreign exchange contracts [Member] USD ($)	Dec. 31, 2011 Forward foreign exchange contracts [Member] Euro [Member] USD ($)	Dec. 31, 2011 Forward foreign exchange contracts [Member] Euro [Member] EUR (€)	Dec. 31, 2010 Forward foreign exchange contracts [Member] Euro [Member] USD ($)	Dec. 31, 2010 Forward foreign exchange contracts [Member] Euro [Member] EUR (€)	Dec. 31, 2009 Forward foreign exchange contracts [Member] Euro [Member] USD ($)	Dec. 31, 2009 Forward foreign exchange contracts [Member] Euro [Member] EUR (€)	Dec. 31, 2011 Forward foreign exchange contracts [Member] Renminbi [Member] USD ($)	Dec. 31, 2011 Forward foreign exchange contracts [Member] Renminbi [Member] CNY	Dec. 31, 2010 Forward foreign exchange contracts [Member] Renminbi [Member] USD ($)	Dec. 31, 2010 Forward foreign exchange contracts [Member] Renminbi [Member] CNY	Dec. 31, 2009 Forward foreign exchange contracts [Member] Renminbi [Member] USD ($)	Dec. 31, 2009 Forward foreign exchange contracts [Member] Renminbi [Member] CNY
Derivative [Line Items]
Notional Amount of Derivatives	$ 217,315,919	$ 180,139,607	$ 112,201,233	$ 165,646,228	$ 92,859,692	$ 33,501,503	$ 4,653,360	€ 3,600,000	$ 10,174,977	€ 7,682,707	$ 21,265,249	€ 14,825,188	$ 160,992,868	1,013,047,623	$ 82,684,715	546,297,909	$ 12,236,254	83,496,523